Equity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	May 23, 2019	Jun. 30, 2018
Equity (Details) [Line Items]
Ordinary, shares issued	28,000,000	28,000,000
Ordinary stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Contributed ownership (in Dollars)		$ 3,620,757		$ 3,885,586
Ordinary stock, shares authorized	500,000,000	500,000,000
Ordinary stock, shares outstanding	28,000,000	28,000,000
Statutory reserve description	The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors and there is no discretionary surplus reserve as of June 30, 2020, 2019 and 2018.
Statutory surplus reserve (in Dollars)	$ 664,100	$ 664,100		$ 664,100
E-Home Pingtan [Member]
Equity (Details) [Line Items]
Ordinary, shares issued	50,000
Ordinary stock par value (in Dollars per share)	$ 1
Minimum [Member]
Equity (Details) [Line Items]
Ordinary stock par value (in Dollars per share)			$ 0.0001
Ordinary Stock Split			50,000
Maximum [Member]
Equity (Details) [Line Items]
Ordinary stock par value (in Dollars per share)			$ 1
Ordinary Stock Split			500,000,000
Ordinary shares [Member]
Equity (Details) [Line Items]
Ordinary, shares issued			28,000,000
Ordinary stock, shares authorized			500,000,000
Ordinary stock surrendered			472,000,000
Ordinary stock, shares outstanding			28,000,000